additional statement of cash flow information (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Net change in non-cash operating working capital
Accounts receivable	$ (1)	$ (197)	$ 24	$ (223)
Inventories	33	25	102	42
Contract assets	114	3	199	1
Prepaid expenses	52	(26)	5	(110)
Accounts payable and accrued liabilities	210	253	90	190
Income and other taxes receivable and payable, net	67	(53)	145	(269)
Advance billings and customer deposits	1	(3)	16	3
Provisions	(72)	14	(117)	(36)
Total	404	16	464	(402)	$ 194	$ 163
Cash payments for capital assets, excluding spectrum licences
Property, plant and equipment	(693)	(718)	(1,295)	(1,357)
Intangible assets subject to amortization	(174)	(166)	(324)	(299)
Total	(867)	(884)	(1,619)	(1,656)
Additions arising from leases	110	110	192	232
Additions arising from non-monetary transactions	1	4	6	8
Capital expenditures	(756)	(770)	(1,421)	(1,416)
Change in associated non-cash investing working capital	62	125	(53)	(22)
Total	$ (694)	$ (645)	$ (1,474)	$ (1,438)